Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	3,178,774
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 89,005,672.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,291.68
Offering Note	Includes an additional 5,660,377 shares of our Class A common stock that the underwriters have the option to purchase.